Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 28, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2016